SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund

Supplement dated April 20, 2012
to the Class A Shares Prospectus dated April 3, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Multi-Asset Accumulation and Multi-Asset Income Funds.

Change in Fees and Expenses for the Multi-Asset Accumulation Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Asset Accumulation Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees (of the Fund and Subsidiary)
Management Fees of the Fund	0.75%
Management Fees of the Subsidiary	None
Total Management Fees			0.75%
Distribution (12b-1) Fees			None
Other Expenses (of the Fund and Subsidiary)
Other Expenses of the Fund	0.75	%*
Other Expenses of the Subsidiary	None
Total Other Expenses			0.75%
Acquired Fund Fees and Expenses (AFFE)			0.06%*
Total Annual Fund Operating Expenses			1.56%

*  Based on estimated amounts for the current fiscal year.

Under the same heading, the "Example" table is hereby deleted and replaced with the following:

	1 Year	3 Years
Multi-Asset Accumulation Fund—Class A Shares	$159	$493

There are no other changes to the fees and expenses for the Multi-Asset Accumulation Fund.

Change in Fees and Expenses for the Multi-Asset Income Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Asset Income Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.70	%*
Acquired Fund Fees and Expenses (AFFE)	0.04	%*
Total Annual Fund Operating Expenses	1.34%

*  Based on estimated amounts for the current fiscal year.

In addition, under the same heading, the "Example" table is hereby deleted and replaced with the following:

	1 Year	3 Years
Multi-Asset Income Fund—Class A Shares	$136	$425

There are no other changes to the fees and expenses for the Multi-Asset Income Fund.

Changes to Voluntary Fee Waiver Table

In the table in the section entitled "Information About Voluntary Fee Waivers," the rows relating to the Multi-Asset Accumulation and Multi-Asset Income Funds are hereby deleted and replaced with the following:

Multi-Asset Accumulation Fund	1.56%	1.23%	1.17%	1.17%
Multi-Asset Income Fund	1.34%	0.84%	0.80%	0.80%

There are no other changes to the voluntary fee waiver table.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-781 (4/12)